Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes	Income Taxes

EUR'000	2025	2024	2023
Income tax expense
Tax expense attributable to profit is made up of:
Current tax	(6,396)	(1,271)	—
Movement on deferred tax	(1,284)	(1,137)	—
Total Income tax expense	(7,680)	(2,408)	—
Tax expenses comprise the expected income tax charge for the year in accordance with IAS 12.
The tax base of the Group’s vessel assets are held by wholly owned subsidiaries located in Cyprus, UK and
Japan. Besides Japan, vessel owning entities and their corresponding Fleet Manager entities operate within tonnage tax regimes in Denmark, Cyprus and the United Kingdom, pursuant to which in-scope entities pay a fixed amount per net ton at their disposal, rather than income being taxed under a conventional corporate tax regime. Cyprus owned vessels participate in dual tonnage tax schemes, with Denmark as Danish Fleet
Manager and Cyprus as Danish Fleet Owner. From 1st January 2025 UK vessel owning entities and the UK
Fleet Manager entity participate in the UK tonnage tax scheme.
The total recorded tonnage tax expense for 2025 in Denmark, UK and Cyprus amount to EUR 34 thousand,
EUR 48 thousand and EUR 11 thousand respectively (2024 and 2023: EUR 0 thousand in Denmark and EUR
5 thousand in Cyprus, UK tonnage tax effective from 2025).
In addition, certain of Cadeler’s subsidiaries are resident for taxation purposes in the United Kingdom or other foreign jurisdictions that are outside the scope of the tonnage tax ring-fence. These entities are subject to their local corporation tax regimes based on their taxable income.
The Group routinely evaluates its exposure to local income taxes (Permanent Establishments) relating to its foreign operations which can also result in additional current foreign taxes.
The Group continues to assess the potential impact of the Pillar Two rules on future reporting periods. Refer to Note 2 for further details.

EUR'000	2025	2024	2023
Effective tax rate
Profit before income tax	287,864	67,477	11,498
Tax at Corporate Tax rate (22%)	63,330	14,845	2,530
Effects of:
Income not taxable/impact of tonnage tax regime	(73,214)	(9,606)	(2,530)
Amounts not recognised	9,055	(6,022)	—
Deferred tax on consolidation adjustments	577	721	—
Adjustment to prior periods - deferred tax	707	416	—
Adjustment to prior periods - current tax	1,855	74	—
Impact of overseas taxes	5,370	1,980	—
Income tax expense, reported	7,680	2,408	—
Effective tax rate (%)	2.7%	3.6%	—%
Note 10
Income Taxes
Continued from previous page
Accounting policies
Income tax
Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or
substantively enacted at the balance sheet date.
Management periodically evaluates positions taken in tax returns in situations where applicable tax regulation is subject to interpretation.
It establishes provisions, where appropriate, based on amounts expected to be paid to the tax authorities.
Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. An exception applies where the deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences.
Deferred income tax is measured at the tax rates expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.
Current and deferred income taxes are recognised as income or expenses in profit or loss, except to the extent that the tax arises from a transaction that is recognised directly in equity.
Tonnage tax
Under the scheme, ship-owners (or bareboat charterers) pay a fixed tax amount per net tonne at their disposal rather than paying taxes based on taxable income, expenses, and depreciation. The Group has participated in the Danish scheme since 27 November 2020 and joined the UK tonnage tax scheme, effective January 2025.
As the vessels are owned and registered by subsidiaries in
jurisdictions other than Denmark, the Group is also subject to tonnage taxation in those jurisdictions. Such tonnage taxation is calculated based on a fixed tax amount per tonne.
As this scheme is based on a notional income derived from tonnage capacity and not based on the entities' actual income and expenses, the Group does not consider the scheme to fall under the scope of
IAS 12. Consequently, tonnage tax expenses are not presented as part of tax expense in the statement of profit and loss, but are recognised within costs of sales.